Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of share options activity	The following table summarizes the share options activity for the years ended December 31, 2018, 2019 and 2020:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Grant Date Fair Value	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$ per option	US$ per option	Years	US$
Outstanding, January 1, 2018	3,248,211	0.0002	0.38	7.24	6,739

Granted	652,723	0.0002	2.77	—	—

Exercised	(818,554)	0.0002	0.61	—	—
Forfeited	(32,212)	0.0002	0.55	—	—

Outstanding, January 1, 2019	3,050,168	0.0002	0.97	7.14	9,744

Granted	1,273,346	2.8957	3.97	—	—
Exercised	(1,864,343)	0.0002	0.30	—	—
Forfeited	(55,372)	0.0002	2.90	—	—

Outstanding, January 1, 2020	2,403,799	1.5340	3.75	8.75	20,079

Granted	5,771,720	0.0002	26.75	—	—
Exercised	(233,440)	0.0002	1.18	—	—
Forfeited	(121,650)	0.0002	3.31	—	—

Outstanding, December 31, 2020	7,820,429	0.4717	21.28	9.10	176,963

Vested and expected to vest at December 31, 2020	7,820,429	0.4717	21.28	9.10	176,963

Exercisable at December 31, 2020	538,300	6.8495	2.76	7.48	8,748

Summary of stock options valuation assumptions
The assumptions used to estimate the fair values of the share options, restricted shares and restricted share units granted are as follows:

	For the years ended December 31,
	2018	2019	2020
Risk-free interest rate	2.69% - 3.05%	1.63% - 2.41%	0.51% - 1.90%
Dividend yield	0%	0%	0%
Expected volatility range	46.0% - 47.8%	44.6% - 45.4%	44.9% - 49.3%
Exercise multiple	2.20	2.20 - 2.80	2.20
Contractual life	10 years	10 years	10 years
Fair market value per ordinary share as at valuation dates	US$2.32 - US$3.20	US$3.30 - US$9.41	US$9.41 - US$27.15

Summary of restricted shares activities
The following table summarizes the restricted share activities during the years ended December 31, 2018, 2019 and 2020:

	Number of shares	Weighted average grant date fair value
		US$ per share
Outstanding as of January 1, 2018	2,144,423	0.10
Vested	(2,144,423)	0.10

Outstanding as of December 31, 2018	—	—

Outstanding as of December 31, 2019	—	—

Granted	743,955	8.74

Outstanding as of December 31, 2020	743,955	8.74

Summary of share-based compensation expenses
Total share-based compensation expenses recognized for the years ended December 31, 2018, 2019 and 2020 were as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$

Cost of revenues	322	678	796	122
Research and development expenses	2,096	9,377	49,801	7,630
Selling and marketing expenses	547	1,235	3,457	530
General and administrative expenses	2,130	11,502	119,166	18,265

Total share-based compensation expenses	5,095	22,792	173,220	26,547

Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Summary of share options activity

	Number of shares	Weighted- Average purchase Price	Weighted- Average Grant Date Fair Value	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$ per option	US$ per option	Years	US$
Outstanding, January 1, 2018	—	—	—	—	—

Outstanding, January 1, 2019	—	—	—	—	—

Outstanding, January 1, 2020	—	—	—	—	—

Granted	4,848	—	24.35	—	—

Outstanding, December 31, 2020	4,848	—	24.35	9.46	111,988

Vested and expected to vest at December 31, 2020	—	—	—	—	—

Exercisable at December 31, 2020	—	—	—	—	—